Other Operating Income and Expenses (Details) - Schedule of other operating income - CLP ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other operating income [Abstract]
Income from assets received in lieu of payment		$ 5,479	$ 5,934	$ 5,613
Release of contingencies provisions			503
Other income		4,912	1,769	7,388
Income from sale of property, plant and equipment		673	865	2,456
Pension plan interest		640
Compensation from insurance companies due to damages	[1]	45	255	4,681
Rental income		286	253
Operational risk expense recovery		2,389
Tax recovery		214	250
Income from business alliance		440	72
Other		225	74	251
Total		$ 10,391	$ 8,206	$ 13,001

[1]	Mainly related to recoveries from fraud claims.